Transactions with non-controlling interests - Guangzhou Pengai (Details) - Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. - CNY (¥)					12 Months Ended
	Dec. 07, 2022	Jun. 15, 2022	Dec. 07, 2020	Mar. 25, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying amount of non-controlling interests acquired					¥ 2,054,000		¥ (147,000)
Consideration paid for non-controlling interests					(2,760,000)		(2,760,000)
Excess of consideration paid to non controlling interest recognised within equity					¥ (4,814,000)
Proportion of equity interest held (as a percent)	96.00%	20.00%	76.00%		96.00%	76.00%
Less: consideration received from non-controlling interest		¥ 2,760,000
Gain on disposal within equity							¥ (2,613,000)
Equity Interest Purchase
Consideration paid for non-controlling interests			¥ (2,760,000)
Increase in equity interest		20.00%
Equity interests disposed off (as a percent)			20.00%
Equity Interest Sale
Equity interests disposed off (as a percent)				80.00%